Significant Accounting Policies - Revenues disaggregated by location of students (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues disaggregated by location of students
Total revenues	$ 27,111	$ 15,048	$ 788
Asia-Pacific region
Revenues disaggregated by location of students
Total revenues	25,228	14,065	621
Other areas
Revenues disaggregated by location of students
Total revenues	$ 1,883	$ 983	$ 167